Plan Description and Basis of Presentation (Tables)	12 Months Ended
Sep. 30, 2025
EBP 002
EBP, Description of Plan [Line Items]
Summary of Plan Vesting	Participants ratably vest in these accounts in accordance with the following table:

Years of Credited Service	Vested Interest
1	10%
2	20%
3	40%
4	60%
5	80%
6 or more	100%